FOR USE BY BANKS ONLY
                         GENERAL CALIFORNIA MUNICIPAL
                              BOND FUND, INC.
               SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1996
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
        131/s020196BNK